Financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Financial Assets And Liabilities
Financial assets and liabilities

13.	Financial assets and liabilities

13.1. Trade and other receivables

	12-31-2025	12-31-2024
	ARS 000	ARS 000
Non-current:

Trade receivables - CAMMESA	115,655,945	179,748,089
Receivables from shareholders (Note 18)	7,025,910	131,988
Other receivables	5,508,324	57
	128,190,179	179,880,134

Current:

Trade receivables - CAMMESA	258,148,238	235,455,759
Trade receivables - YPF S.A. and YPF Energía Eléctrica S.A.	4,747,982	6,699,215
Trade receivables - Large users	28,901,314	26,379,729
Trade receivables - Forest clients	3,733,023	3,664,772
Receivables from associates and other related parties (Note 18)	94,841	109,109
Guarantee deposits	2,449,067	—
Insurance claims receivable	11,221,920	692,142
Other receivables	11,611,050	13,511,083
	320,907,435	286,511,809

Allowance for doubtful accounts (Note 13.1.1)	(499,655)	(118,004)
	320,407,780	286,393,805

For the terms and conditions of receivables from related parties, refer to Note 18.

Trade receivables from CAMMESA accrue interest, once they become due.

The Company accrues interests on CVO receivables since the Commercial Approval date and according to the rate agreed in the CVO agreement, as described in Note 1.2.a).

Trade receivables related to large users accrue interest as stipulated in each individual agreement. The average collection term is generally from 30 to 90 days.

CVO receivables

As described in Note 1.2.a), in 2010 the Company approved the “CVO agreement” and as from March 20, 2018, CAMMESA granted the “Commercial Approval”.

Receivables under the CVO agreement are disclosed under “Trade receivables - CAMMESA”.

As a consequence of the Commercial Approval and in accordance with the CVO agreement, the Company collects the CVO receivables converted into U.S. dollars in 120 equal and consecutive installments.

CVO receivables are expressed in USD, and they accrued interest at a rate of LIBOR plus 5%. Due to the fact that the LIBOR rate was discontinued on June 30, 2023, for the purpose of determining the applicable interest rate, such rate has been replaced by the Secured Overnight Financing Rate (SOFR) published by the CME (Chicago Mercantile Exchange) plus a fixed spread of 0.11448%.

During the years ended December 31, 2025, 2024 and 2023, collections of CVO receivables belonging to CPSA amounted to 97,854,739, 110,056,583 and 110,205,495, respectively.

The information on the Group’s objectives and credit risk management policies is included in Note 19.

The breakdown by due date of trade and other receivables as of the respective dates is as follows:

			Past due
	Total	To due	Up to 90 days	91 - 180 days	181 - 270 days	270 - 360 days	More than 360 days
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2025	448,597,959	437,557,176	9,124,858	876,797	335,843	341,574	361,711
12-31-2024	466,273,939	459,469,852	6,401,277	194,100	168,013	876	39,821

13.1.1. Allowance for doubtful accounts

	12-31-2025						12-31-2024
Item	At beginning	Increases	Decreases		Recoveries	At end	At end

Allowance for doubtful accounts - Trade receivables and other receivables	118,004	422,817	(38,726	)(1)	(2,440)	499,655	118,004
Total 12-31-2025	118,004	422,817	(38,726)		(2,440)	499,655
Total 12-31-2024	113,004	69,383	(64,383)		—		118,004

(1)	Loss on net monetary position.

13.2. Trade and other payables

	12-31-2025	12-31-2024
	ARS 000	ARS 000
Non Current:

Trade and other payables	-	887,828

Current:

Trade and other payables	124,200,105	124,285,409
Payables to associates and other related parties (Note 18)	-	1,814,599
	124,200,105	126,100,008

Trade payables are non-interest bearing and are normally settled on 60-day terms.

The information on the Group’s objectives and financial risk management policies is included in Note 19.

For the terms and conditions of payables to related parties, refer to Note 18.

13.3. Loans and borrowings

	12-31-2025		12-31-2024
	ARS 000		ARS 000
Non-current

Long-term loans for project financing (Notes 13.3.1, 13.3.2, 13.3.3, 13.3.4, 13.3.8 y 13.3.10)	219,904,053	(1)	238,487,938	(1)
Corporate bonds - CPSA Program (Note 13.3.6)	129,032,275	(1)	64,090,730	(1)
	348,936,328		302,578,668
Current

Long-term loans for project financing (Notes 13.3.1, 13.3.2, 13.3.3, 13.3.4, 13.3.8 y 13.3.10)	43,347,636	(1)	97,838,098	(1)
Short-term loans for import financing (Note 13.3.11)	-		2,269,058
Corporate bonds - CPSA Program (Note 13.3.6)	73,529,029	(1)	69,634,404	(1)
Bank and investment accounts overdrafts	18,903,761		28,604,780
Loan origination costs payable (Note 13.3.12)	8,308,300		-
	144,088,726		198,346,340

(1)	Net of debt issuance costs.

13.3.1. Loans from the IIC-IFC Facility

On October 20, 2017 and January 17, 2018, CP La Castellana S.A.U. and CP Achiras S.A.U., respectively, agreed on the structuring of a series of loan agreements in favor of CP La Castellana S.A.U. and CP Achiras S.A.U., for a total amount of USD 100,050,000 and USD 50,700,000, respectively, with: (i) International Finance Corporation (IFC) on its own behalf, as Eligible Hedge Provider and as an implementation entity of the Intercreditor Agreement Managed Program; (ii) Inter-American Investment Corporation (“IIC”), as lender on its behalf, acting as agent for the Inter-American Development Bank (“IDB”) and on behalf of IDB as administrator of the Canadian Climate Fund for the Private Sector in the Americas (“C2F”, and together with IIC and IDB, “The Group IDB”, and together with IFC, “the Senior Creditors”).

In accordance with the terms of the agreement subscribed by CP La Castellana S.A.U., USD 5 million accrue interest at a rate equal to LIBOR plus 3.5%, and the rest at a rate equal to LIBOR plus 5.25%, until August 15, 2023. As a consequence of the discontinuation of the LIBOR rate, which occurred on June 30, 2023, CP La Castellana S.A.U., together with the IDB Group and IFC amended the loan agreements on June 29, 2023, replacing the LIBOR rate with the Secured Overnight Financing Rate (SOFR) plus a fixed Credit Adjustment Spread (CAS) of 0.26161% applicable as from August 15, 2023. The loan is amortizable quarterly in 52 equal and consecutive installments starting on February 15, 2019.

In accordance with the terms of the agreement subscribed by CP Achiras, USD 40.7 million accrue interest at a fixed interest rate equal to 8.05%, and the rest accrue interest at a 6.77% fixed interest rate. The loan is amortizable quarterly in 52 equal and consecutive installments starting on May 15, 2019.

As per the executed loan agreement and among other obligations undertaken, the subsidiaries CP La Castellana and CP Achiras have committed to maintain a Historical Senior Debt Service Coverage Ratio of at least 1.05:1.00, and such ratio may not be lower than 1.20:1.00 for more than eight consecutive quarters. These ratios must be maintained until the project completion date and are calculated by dividing the sum of EBITDA of the four most recent financial quarters prior to the calculation date by the sum of all scheduled debt service payments due in those four quarters.

In addition, as a guarantee of the obligations undertaken, the subsidiaries CP La Castellana and CP Achiras maintain in favor of IFC and IIC a first-ranking registered pledge over the financed assets.

Other related agreements and documents, such as the Guarantee and Sponsor Support Agreement (the “Guarantee Agreement” pursuant to which CPSA fully, unconditionally and irrevocably guaranteed, as principal obligor, all payment obligations undertaken by CP La Castellana and CP Achiras until the projects reach the project completion date), hedging agreements, a guarantee trust, a mortgage, share pledge agreements, wind turbine security agreements, direct agreements and promissory notes have been signed.

As of February 16, 2023, CP La Castellana and CP Achiras have fulfilled all the requirements and conditions to certify the occurrence of the project compliance date. As a result, the Guarantee Agreement posted by CPSA was released.

The Company also agreed to maintain, unless otherwise consented to in writing by each Senior Creditor, ownership and control of CP La Castellana and CP Achiras as follows: (i) until each project completion date, (a) it shall maintain (x) directly or indirectly, at least seventy percent (70%) beneficial ownership of CP La Castellana and CP Achiras; and (y) control of CP La Castellana and CP Achiras; and (b) CP Renovables S.A. (“CPR”) shall maintain (x) directly, ninety-five percent (95%) beneficial ownership of CP La Castellana and CP Achiras; and (y) control of CP La Castellana and CP Achiras. In addition, (ii) after each project completion date, the Company shall maintain (x) directly or indirectly, at least fifty point one percent (50.1%) beneficial ownership of each of CP La Castellana, CP Achiras and CP Renovables; and (y) control of each of CP La Castellana, CP Achiras and CP Renovables; and (b) CP Renovables shall maintain control of CP La Castellana and CP Achiras. As a result of the merger by absorption between CPSA and CPR described in Note 18, as from October 1, 2025, the obligations originally assumed by CPR are fulfilled by CPSA. Finally, in order to be able to distribute dividends, certain requirements must be fulfilled by CP Achiras and CP La Castellana.

As of December 31, 2025, the Group has complied with all the requirements established in the loan agreements.

Under the executed guarantee trust agreement, as of December 31, 2025 and 2024, there are trade receivables with specific assignment amounting to 6,440,433 and 5,786,226, respectively.

As of December 31, 2025, and 2024, the outstanding balance of these loans amounts to 100,108,872 and 108,514,212, respectively.

13.3.2.	Borrowing from Kreditanstalt für Wiederaufbau (“KfW”)

On March 26, 2019, the Company entered into a loan agreement with KfW for an amount of up to USD 56 million to finance the acquisition of two gas turbines, equipment and related services for the Luján de Cuyo cogeneration unit project.

In accordance with the terms of the agreement, the loan accrues an interest rate equal to LIBOR plus 1.15%. As a consequence of the suspension of the LIBOR rate, which occurred on June 30, 2023, the Company and KfW amended the loan agreement on June 30, 2023, replacing the LIBOR rate with the Secured Overnight Financing Rate (SOFR) plus a fixed Credit Adjustment Spread (CAS) of 0.26161%. The loan is amortizable quarterly in 47 equal and consecutive installments starting six months after the commissioning of the gas turbines and equipment.

Pursuant to the loan agreement, among other obligations, CPSA has agreed to maintain a debt ratio of no more than 3.5:1.00 as of December 31 of each year. The Company has complied with this requirement.

As of December 31, 2025, and 2024, the balance of this loan amounts to 28,977,209 and 30,942,934, respectively.

13.3.3.	Loan from the IFC to the subsidiary Vientos La Genoveva S.A.U.

On June 21, 2019, Vientos La Genoveva S.A.U., a CPSA subsidiary, signed a loan agreement with IFC on its own behalf, as Eligible Hedge Provider and as an implementation entity of the Managed Co-Lending Portfolio Program (MCPP) administered by IFC, for an amount of USD 76.1 million.

Pursuant to the terms of the agreement signed with Vientos La Genoveva S.A.U., this loan accrued an interest rate equal to LIBO plus 6.50% until August 15, 2023. As a consequence of the suspension of the LIBO rate, which occurred on June 30, 2023, Vientos La Genoveva S.A.U. together with IFC amended this agreement on June 14, 2023, replacing the LIBO rate with the Secured Overnight Financing Rate (SOFR) plus a fixed Credit Adjustment Spread (CAS) of 0.26161% applicable from August 15, 2023. The loan is amortizable quarterly in 55 installments starting November 15, 2020.

As per the executed loan agreement and among other obligations undertaken, the subsidiary Vientos La Genoveva S.A.U. has committed to maintain a Historical Senior Debt Service Coverage Ratio of at least 1.05:1.00, and such ratio may not be lower than 1.20:1.00 for more than eight consecutive quarters. Such ratio is calculated by dividing the aggregate EBITDA for the most recent four financial quarters prior to the calculation date by the amount of all scheduled debt payments due in those four quarters.

In addition, as a guarantee of the obligations undertaken, the subsidiary Vientos La Genoveva S.A.U. maintains in favor of IFC a first-ranking registered pledge over the financed assets.

Other related agreements and documents, such as the Guarantee and Sponsor Support Agreement (the “Guarantee Agreement” pursuant to which CPSA fully, unconditionally and irrevocably guaranteed, as principal obligor, all payment obligations undertaken by Vientos La Genoveva S.A.U. until the project reaches the project completion date), hedging agreements, a guarantee trust, share pledge agreements, wind turbine security agreements, direct agreements and promissory notes have been signed.

Pursuant to the Guarantee Agreement, among other obligations undertaken, CPSA had committed, until the project completion date, to maintain (i) a leverage ratio of not more than 3.5:1.00; and (ii) an interest coverage ratio of not less than 2.00:1.00. In addition, CPSA, upon certain conditions, agreed to make certain equity contributions to Vientos La Genoveva S.A.U.

On November 29, 2024, Vientos La Genoveva S.A.U. fulfilled all the requirements and conditions required to evidence the occurrence of the project completion date, and therefore the Guarantee Agreement granted by CPSA was released.

Finally, there are certain requirements to be fulfilled in order to distribute dividends from Vientos La Genoveva S.A.U.

As of December 31, 2025, the Group has met all the requirements detailed above set forth in the loan agreement.

Under the executed guarantee trust agreement, as of December 31, 2025, and 2024, there are trade receivables with specific assignment amounting to 3,020,608 and 3,010,092, respectively.

As of December 31, 2025, and 2024, the balance of this loan amounts to 76,070,395 and 76,978,928, respectively.

13.3.4.	Loans from Banco de Galicia y Buenos Aires S.A. to subsidiary Puerto Energía Renovables S.A.U. (formerly known as Vientos La Genoveva II S.A.U.)

On July 23, 2019, subsidiary Puerto Energía Renovables S.A.U. (formerly known as Vientos La Genoveva II S.A.U.) entered into a loan agreement with Banco de Galicia y Buenos Aires S.A. for an amount of USD 37.5 million.

According to the terms of the agreement executed, this loan accrued an interest rate equal to LIBO plus 5.95%. As a result of the discontinuation of the LIBO rate, which occurred on June 30, 2023, Puerto Energía Renovables S.A.U. (formerly known as Vientos La Genoveva II S.A.U.) and Banco de Galicia y Buenos Aires S.A. entered into, on July 21, 2023, an amendment to the loan agreement pursuant to which the interest rate became SOFR plus a fixed CAS of 0.42826%, applicable from July 24, 2023. The loan is amortizable quarterly in 26 installments, starting on the ninth calendar month counted from the disbursement date.

Within the framework of this loan agreement, subsidiary Puerto Energía Renovables S.A.U. (formerly known as Vientos La Genoveva II S.A.U.) had committed to maintain: (i) a ratio between financial debt and EBITDA of less than 3.75 until the end of June 2025 and 2.25 thereafter; and (ii) a ratio between EBITDA and financial debt service of more than 1.00 until the end of June 2025 and 1.10 thereafter, both until the full repayment of all amounts owed. On June 18, 2025, as a result of the amendment issued by Banco de Galicia y Buenos Aires S.A. in connection with the merger by absorption of CPRES, CP Manque S.A.U. and CP Los Olivos S.A.U., Puerto Energía Renovables S.A.U. (formerly known as Vientos La Genoveva II S.A.U.) committed to maintain: (i) a ratio between financial debt and EBITDA of less than 3.75; and (ii) a ratio between EBITDA and financial debt service of more than 1.00, both until the full repayment of all amounts owed. Finally, there are certain requirements that such subsidiary must fulfill in order to distribute dividends. As of December 31, 2025, the subsidiary has complied with the aforementioned requirements.

On May 24, 2019, CPRES (a company currently absorbed by Puerto Energía Renovables S.A.U.) entered into a loan agreement with Banco de Galicia y Buenos Aires S.A. for an amount of USD 12.5 million to finance the construction of the “La Castellana II” wind farm. According to the terms of the agreement executed, this loan accrued a fixed interest rate equal to 8.5% during the first year, which would increase by half a percentage point annually until the sixty-first interest period, and is amortizable quarterly in 25 installments as from May 24, 2020.

Pursuant to the executed loan agreement, subsidiary CPRES had committed to maintain certain financial ratios until the full repayment of all amounts owed. Effective from June 29, 2024 and until June 28, 2025, subsidiary CPRES had obtained waivers from compliance with such ratios and other covenants under the agreement, in relation to wind farm incident included in the “other operating expenses” line item of the statement of income for the year ended December 31, 2024. As a result of the corporate reorganization through which CPRES was absorbed by Puerto Energía Renovables S.A.U. (formerly known as Vientos La Genoveva II S.A.U.) as from June 18, 2025 the ratios to be complied with are those previously mentioned in relation to the loan granted to Vientos La Genoveva II.

In addition, as security for the obligations undertaken, subsidiary Puerto Energía Renovables S.A.U. (formerly known as Vientos La Genoveva II S.A.U.) maintains in favor of Banco de Galicia y Buenos Aires S.A. a first ranking registered pledge over the financed assets.

Other related agreements and documents, such as the Surety (pursuant to which CPSA fully, unconditionally and irrevocably guaranteed, as principal obligor, all payment obligations assumed by Puerto Energía Renovables S.A.U. (formerly known as Vientos La Genoveva II S.A.U.) and CPRES until the full repayment of the guaranteed obligations or until the project reaches the project completion date, whichever occurs first), share pledge agreements, wind turbine security agreements, direct agreements and promissory notes have been executed.

On September 3, 2021, Puerto Energía Renovables S.A.U. (formerly known as Vientos La Genoveva II S.A.U.) and CPRES fulfilled all the requirements and conditions required to evidence the occurrence of the project completion date, and therefore the Surety granted by the Company was released.

As of December 31, 2025, and 2024, the balance of these loans amounts to 9,378,822 and 19,501,863, respectively.

13.3.5.	Financial trust corresponding to Thermal Station Brigadier López

Within the framework of the acquisition of the Thermal Station Brigadier López, the Company assumed the capacity of settlor in the financial trust previously entered into by Integración Energética Argentina S.A., the former owner of the Thermal Station. The financial debt balance at the transfer date of the Thermal Station was USD 154,662,725.

According to the provisions of the trust agreement, the financial debt accrued an interest rate equal to the LIBO rate plus 5% or equal to 6.25%, whichever was higher, and was amortizable monthly. On April 5, 2022, this loan was paid in full.

Pursuant to the trust agreement, as of December 31, 2025 and 2024, there are trade receivables with specific assignment amounting to 884,757 and 1,163,887, respectively.

During December 2024, CPSA initiated an arbitration before the Buenos Aires Stock Exchange in order to recover the amounts corresponding to the reserve fund and proceed with the subsequent dissolution of the Trust. In April 2026, the Company was notified of a final award issued by the arbitral tribunal in its favor, pursuant to which the tribunal ordered the reimbursement of amounts held in the reserve fund, plus interest at an annual rate of 6% from April 2022. The final amount to be recovered has not yet been determined, as the liquidation of the corresponding amounts by the parties is still pending.

13.3.6.	CPSA Notes Program

On July 31, 2020, the Special Shareholders’ Meeting of the Company approved the creation of a new global issuance program of notes for a maximum amount outstanding at any time during the term of the program of USD 500,000,000 (or its equivalent in other currencies), which shall be issued at short, mid or long term, simple, not convertible into shares, under the terms of the Corporate Bonds Act (the “Program”). Moreover, the Board of Directors was granted the powers to determine and establish the conditions of the Program and of the notes to be issued under it that were not expressly determined by the Shareholders’ Meeting. On October 29, 2020, CNV approved the creation of such program. On June 11, 2025, CNV approved the extension of the term of the Program until October 29, 2030 and the increase of the maximum amount of the Program up to USD 1,000,000,000.

Within this program framework, the Company issued three types of notes: a) On September 17, 2023, the subscription and settlement of the Class A Note took place, denominated, paid-in and payable in US dollars abroad. The characteristics of this Note are the following: i) face value issued: USD 37,232,818, ii) interest rate, determined by bidding: 7%, iii) periodicity of the interest coupon: semi-annual, iv) amortization: bullet, v) term: 30 months to be counted as from September 17, 2023 and vi) applicable law and deposit place: Argentina, Caja de Valores S.A. b) On October 17, 2023, the subscription and settlement of the international bond denominated “10% Senior Notes due 2025” (Class B Notes) took place, denominated, paid-in and payable in US dollars abroad, under the Reg S scheme. The characteristics of this bond are the following: i) face value issued: USD 50,000,000, ii) interest rate, determined by bidding: 10%, iii) periodicity of the interest coupon: semi-annual, iv) amortization: bullet, v) term: 24 months to be counted as from October 17, 2023 and vi) applicable law and deposit place: New York, Euroclear and c) On August 25, 2025, the subscription and settlement of the Class C Note took place, denominated, paid-in and payable in US dollars abroad. The characteristics of this Note are the following: i) face value issued: USD 50,000,000, ii) interest rate, determined by bidding: 8%, iii) periodicity of the interest coupon: semi-annual, iv) amortization: bullet, v) term: 48 months to be counted as from August 25, 2025 and vi) applicable law and deposit place: Argentina, Caja de Valores S.A.

On October 20, 2023, the Company decided to reopen the Class A Note, a procedure that allows offering in the market a negotiable instrument that replicates all the conditions of the previously issued note, incorporating on this occasion the interest rate determined in the original offer (7%) and bidding the price. As a result of this process, the Company issued an additional USD 10,000,000 for the Class A Note, with an issuance price of 102.9%. Therefore, the total face value of Class A amounts to USD 47,232,818.

On August 28, 2025, the Company decided to reopen the Class C Note, issuing an additional USD 39,067,309, with an issuance price of 100.06%. As a result, the total face value of Class C amounts to USD 89,067,309.

On October 17, 2025, the Class B Notes were fully repaid.

Subsequent to year-end, on January 16, 2026, the Company carried out the early redemption of the Class A Note, which included the full repayment of the face value and interest accrued up to such date.

13.3.7.	CPSA´s Shares Buyback Programs

Considering the volatility of the market and the divergence between the market price of the Company’s shares and the current economic reality or future potential of its assets, to the detriment of the interests of the Company’s shareholders, and taking into account the Company’s historically strong cash position and availability of funds, the Board of Directors has implemented several treasury share buyback programs, ensuring in each case that treasury shares do not exceed the legal limit of 10% of the issued share capital.

On October 13, 2022, the Company’s Board of Directors approved the creation of a treasury share buyback program for a maximum amount of up to USD 10,000,000 and for a term of 180 calendar days. Such program expired on April 11, 2023. Under this program, the Group repurchased 252,034 shares with a par value of ARS 1, for a total amount of 254,501 (see Note 16).

On August 24, 2023, the Company’s Board of Directors approved the creation of a new treasury share buyback program for a maximum amount of up to USD 10,000,000 and for a term of 180 calendar days. Such program expired on February 20, 2024. Under this program, the Group repurchased 2,299,993 shares with a par value of ARS 1, for a total amount of 4,754,694. The deadline for the disposal of such shares, in accordance with the Capital Markets Law, expires on October 11, 2026.

On September 25, 2025, the Company’s Board of Directors approved the creation of a new treasury share buyback program, in accordance with the regulations in force, for a maximum amount of up to USD 20,000,000 and for a term of 180 calendar days, subject to any renewal or extension thereof. The buyback procedure may be carried out by the Company and/or its subsidiaries, with a daily transaction limit of up to 25% of the average daily trading volume of the shares in the markets where they are listed, calculated based on the previous 90 trading business days. The maximum price to be paid is USD 11 per ADR on the NYSE and up to ARS 1,500 per share on BYMA, which was later increased to ARS 1,750 per share pursuant to a Board resolution dated October 23, 2025. As of December 31, 2025, the Group repurchased 2,756,000 shares with a par value of ARS 1, for a total amount of 3,762,901. The deadline for the disposal of such shares expires on October 17, 2028.

Transactions carried out under these programs have been recorded as treasury share acquisitions in accordance with IAS 32 and the applicable CNV regulations; therefore, the consideration paid was recognized directly in equity.

13.3.8.	Mitsubishi Corporation Loan

On November 29, 1996, Central Costanera S.A. entered into an agreement with Mitsubishi Corporation for the installation of a turnkey combined cycle power generation plant. The original agreement included a USD 192.5 million financing with a 12-year term counted as from the provisional acceptance of the project, with an annual fixed interest rate of 7.42% and semi-annual amortization of principal and interest.

On October 27, 2014, Central Costanera S.A. and Mitsubishi Corporation agreed to the restructuring of this liability. Among the main restructuring conditions, the following stand out: accrued and accumulated interest forgiveness as of September 30, 2014 amounting to USD 66,061,897; the rescheduling of capital repayment for the amount of USD 120,605,058 for an 18-year term, with a 12-month grace period, to be fully repaid before December 15, 2032; a minimum annual payment of USD 3,000,000 for principal, in quarterly installments; an annual fixed interest rate of 0.25%; and certain dividend payment restrictions were established.

Considering the restrictions imposed at the time by the Argentine Central Bank (see Note 22), several amendments to the loan agreement were entered into since September 30, 2020.

The loan includes certain financial restrictions, which as of December 31, 2025 have been fully met by Central Costanera S.A. Moreover, as a guarantee of the obligations undertaken, Central Costanera S.A. maintains a first-ranking registered pledge over the financed asset in favor of Mitsubishi Corporation, the amount of which has varied depending on the refinancing obtained.

As of December 31, 2025, and 2024, the outstanding balance of the liability amounted to 48,716,391 and 45,359,218, respectively.

13.3.9.	Loan from Equinor Wind Power AS

As a result of the acquisition of the Guañizuil II A solar park in 2023, the Group assumed the liabilities corresponding to the loan granted to the subsidiary Cordillera Solar VIII S.A., currently named CP Cordillera Solar S.A. (“CPCS”), by its previous shareholder Equinor Wind Power AS for a capital amount of USD 62,199,879 and interest amounting to USD 8,983,951. As collateral for this loan, CPCS had previously granted a first-ranking pledge over certain property, plant and equipment of said company in favor of Equinor Wind Power AS.

On October 18, 2023, both parties agreed to a refinancing plan for a period of 24 months counted as from the refinancing date at an annual interest rate of 9%. Additionally, on that date, CPCS repaid a principal amount of USD 40 million with the funds obtained through the loan detailed in Note 13.3.10.

Moreover, as a result of the acquisition, the Group assumed the liabilities corresponding to the Junior Shareholder Loan Agreement granted to CPCS for an outstanding balance of USD 1,768,897, which on October 18, 2023, was refinanced at an annual interest rate of 9%, to be repaid 24 months after the refinancing date.

On September 6 and October 7, 2024, both loans were fully repaid, and the related guarantees were released.

13.3.10.	Loan from Banco Santander International

On October 18, 2023, the subsidiary CPCS agreed to a financing agreement with Banco Santander International for an amount of USD 40 million at an annual interest rate of 6.5%, to be paid 24 months after the granting date of the loan.

On October 20, 2025, the loan was fully repaid upon its maturity.

As of December 31, 2024, the outstanding balance of this loan amounted to 55,028,882.

13.3.11.	Short-term loans for import financing

On November 4, 2024, the subsidiary Central Costanera S.A. entered into a short-term loan agreement with Banco Santander S.A. (Uruguay) for a total amount of USD 36,318 to finance the import of materials and equipment. This loan accrued interest at an effective annual rate of 7%, with a scheduled maturity date of May 5, 2025, and was fully repaid upon its maturity.

As of December 31, 2024, the subsidiary Puerto Energía Renovables S.A.U. (formerly known as Vientos La Genoveva II S.A.U.) maintained several short-term loans with Banco Santander S.A. (Uruguay) for a total amount of USD 1,353,776. These loans accrued interest at an effective annual rate of 7%, with maturities between January 28, 2025 and March 9, 2025. The loans described above were intended to finance the acquisition of trackers, panels, inverters and transformation centers to be installed at the San Carlos solar park and were fully repaid upon their respective maturities.

13.3.12.	Loans with IFC and Banco de Galicia y Buenos Aires S.A.

On December 19, 2025, the Company entered into a loan agreement with IFC for an amount of USD 300 million, to finance the acquisition of the shares of Piedra del Águila Hidroeléctrica Argentina S.A. (see Note 1.2.s) and part of the battery energy storage project at the Nuevo Puerto power plant (see Note 1.2.r).

In accordance with the terms and conditions of the agreement, the loan bears interest at a rate equal to SOFR plus 4.00% or SOFR plus 4.15%, depending on the applicable tranche. The term of the loan ranges from 7 to 9 years depending on the tranche and includes a grace period of 2 years and quarterly amortizations. As of December 31, 2025, the loan disbursement had not yet been made. Upon execution of the financing agreement, certain costs related to the structuring and syndication of the loan became payable, amounting to USD 5,720,000. Such amount was paid in January and February 2026. As from January 2, 2026, this loan accrues a 1% commitment fee, calculated on the undisbursed balances.

Once the loan disbursement is made, CPSA has agreed to maintain an Adjusted Interest Coverage Ratio of at least 2.00:1.00 and a Net Financial Debt to Adjusted EBITDA ratio of no more than 3.00:1.00, tested quarterly on a last twelve months consolidated basis. Moreover, the loan agreement contains customary covenants for facilities of this type, including: (i) certain limitations on consolidations, mergers and sales of assets; (ii) restrictions on incurring additional indebtedness; (iii) limitations on paying dividends; (iv) limitations on making capital expenditures and (v) restrictions on the incurrence of liens. The financial and customary covenants described above will be applicable once the disbursements would be received.

On April 16, 2026, the Company received a first disbursement of USD 50 million from the mentioned loan.

Additionally, on January 5, 2026, the Company agreed on a bridge financing with Banco de Galicia y Buenos Aires S.A. for an amount of USD 200 million at an annual interest rate of 5% for a term of 180 days as from the disbursement date, which was effectively disbursed on January 6, 2026. In accordance with the provisions of the loan agreement, the funds obtained thereunder were used to purchase the shares of Piedra del Águila Hidroeléctrica Argentina S.A

13.4. Changes in liabilities arising from financing activities

	01-01-2025	Incorporation by acquisition of companies	Payments (1)	Non-cash transactions	Disbursements (2)	Other (3)	12-31-2025
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Non-current liabilities

Loans and borrowings	302,578,668	—	—	(94,772,240)	129,129,504	12,000,396	348,936,328

Current liabilities

Loans and borrowings	198,346,340	—	(268,442,825)	(44,867,625)	73,629,540	185,423,296	144,088,726

	01-01-2024	Incorporation by acquisition of companies	Payments (1)	Non-cash transactions	Disbursements (2)	Other (3)	12-31-2024
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Non-current liabilities

Loans and borrowings	820,362,023	—	—	(342,597,334)	—	(175,186,021)	302,578,668

Current liabilities

Loans and borrowings	139,825,509	—	(183,613,859)	(207,577,273)	131,434,952	318,277,011	198,346,340

(1)	As of December 31, 2025 and 2024, includes NON-CASH movements (payments through the TRUST), in 6,663,056 and 6,485,680, respectively
(2)	As of December 31, 2025 and 2024, includes NON-CASH movements (disbursements received through the pre-financing), in 1,901,443 and 17,844,107, respectively.
(3)	As of December 31, 2025 and 2024, includes paid interest in 33,264,376 and 57,504,610, respectively

The “Non-cash transactions” column includes the result from exposure to changes in the purchasing power of the currency, which amounted to 132,049,923 and 550,174,607 as of December 31, 2025 and 2024, respectively. The “Other” column includes the effect of reclassifications from non-current to current due to the passage of time, the foreign exchange differences accrued and the effect of accrued and unpaid interest. The Group classifies interest paid as cash flows from financing activities.

13.5. Quantitative and qualitative information on fair values

Information on the fair value of financial assets and liabilities by category

The following tables provide a comparison by category of the carrying amounts and the relevant fair values of financial assets and liabilities.

	Carrying amount		Fair value
	12-31-2025	12-31-2024	12-31-2025	12-31-2024
	ARS 000	ARS 000	ARS 000	ARS 000

Financial assets

Trade and other receivables	448,597,959	466,273,939	448,597,959	466,273,939
Other financial assets	483,744,867	334,498,071	483,744,867	334,498,071
Cash and cash equivalents	37,680,683	5,054,635	37,680,683	5,054,635
Total	970,023,509	805,826,645	970,023,509	805,826,645

Financial liabilities

Loans and borrowings	493,025,054	500,925,008	493,025,054	500,925,008
Total	493,025,054	500,925,008	493,025,054	500,925,008

Valuation techniques

The fair value reported in connection with the abovementioned financial assets and liabilities is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

Management assessed that the fair values of current trade receivables approximate their carrying amounts largely due to the short-term maturities of these instruments.

The Group measures long-terms receivables at fixed and variable rates based on discounted cash flows. The valuation requires that the Group adopt certain assumptions such as interest rates, specific risk factors of each transaction and the creditworthiness of the customer.

Fair value of quoted debt securities, mutual funds, stocks and corporate bonds is based on price quotations at the end of each reporting period.

Fair value of loans and borrowings approximates their book value.

Fair value hierarchy

The following tables provide, by level within the fair value measurement hierarchy, as described in Note 2.2.2, the Company’s financial assets, that were measured at fair value on recurring basis as of December 31, 2025, and 2024:

	Measurement date	Fair value measurement using:
12-31-2025		Total	Level 1	Level 2	Level 3
		ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss
Mutual funds	12.31.2025	49,664,952	49,664,952	—	—
Public debt securities	12.31.2025	243,001,397	243,001,397	—	—
Stocks and corporate bonds	12.31.2025	7,359,492	7,359,492	—	—
Interest rate swap	12.31.2025	5,590,023	—	5,590,023	—
Interest in companies (Note 20.5)	12.31.2025	169,813,531	169,813,531	—	—
Total financial assets measured at fair value		475,429,395	469,839,372	5,590,023	—

	Measurement date	Fair value measurement using:
12-31-2024		Total	Level 1	Level 2	Level 3
		ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss
Mutual funds	12.31.2024	16,957,907	16,957,907	—	—
Public debt securities	12.31.2024	296,242,146	296,242,146	—	—
Stocks and corporate bonds	12.31.2024	1,551,091	1,551,091	—	—
Interest rate swap	12.31.2024	8,727,225	—	8,727,225	—
Interest in companies (Note 20.5)	12.31.2024	11,019,702	11,019,702	—	—
Total financial assets measured at fair value		334,498,071	325,770,846	8,727,225	—

There were no transfers between hierarchies and there were no significant variations in assets values.

The information on the Group’s objectives and financial risk management policies is included in Note 19.

13.6. Other financial assets

	12-31-2025	12-31-2024
	Book value	Book value
	ARS 000	ARS 000

CURRENT ASSETS

Financial assets at fair value through profit or loss

Public debt securities issued by the National Government	243,001,397	175,391,638
Public debt securities – T-BILLs	—	120,850,508
Mutual funds	48,421,706	15,976,562
Stocks and corporate bonds	7,359,492	1,551,091
Mutual loan agreements	7,172	—
Interest rate swap	1,390,884	2,177,944
	300,180,651	315,947,743

NON-CURRENT ASSETS

Financial assets at fair value through profit or loss

Mutual funds	1,243,245	981,345
Interest rate swap	4,199,140	6,549,281
Interest in companies - AbraSilver Resource Corp	169,813,531	11,019,702
	175,255,916	18,550,328

Others

Fees to secure financing (Note 13.3.12)	8,308,300	—

Unquoted shares:

– TSM	464,016	512,011
– TMB	538,511	619,791
	9,310,827	1,131,802
	184,566,743	19,682,130
	484,747,394	335,629,873

The information on the objectives and financial risk management policies is included in Note 19.

13.7. Financial assets and liabilities in foreign currency

	12-31-2025					12-31-2024
Cuenta	Currency and amount (in thousands)		Effective exchange rate (1)		Book value	Currency and amount (in thousands)		Book value
					ARS 000			ARS 000

NON-CURRENT ASSET
Trade and other receivables	USD	79,248	1,459	(2)	115,655,946	USD	132,339	179,748,091
Other financial assets	USD	120,341	1,446		174,013,086	USD	12,979	17,568,596
					289,669,032			197,316,687
CURRENT ASSETS
Cash and cash equivalents	USD	2,792	1,446		4,037,232	USD	3,582	4,848,727
	EUR	1	1,699		1,699	EUR	1	1,406
Other financial assets	USD	127,765	1,446		184,748,190	USD	130,751	176,989,358
Trade and other receivables	USD	114,495	1,459	(2)	167,095,915	USD	112,540	152,856,437
	USD	16,492	1,446		23,847,432	USD	19,974	27,037,540
	USD	8,008	1,480	(3)	11,851,840	USD	—	—
	USD	3,851	1,455	(4)	5,603,205	USD	—	—
					397,185,513			361,733,468
					686,854,545			559,050,155

NON-CURRENT LIABILITIES
Loans and borrowings	USD	249,899	1,455		363,603,045	USD	277,409	376,605,800
Trade and other payables	—	—	—		—	USD	2,142	2,907,943
Provisions	USD	1,124	1,455		1,635,420	—	—	—
					365,238,465			379,513,743
CURRENT LIABILITIES
Loans and borrowings	USD	82,758	1,455		120,412,890	USD	87,370	118,612,045
Trade and other payables	USD	65,026	1,455		94,612,830	USD	59,468	80,732,758
	EUR	2,951	1,713		5,055,408	EUR	2,553	3,608,013
	SEK	1,170	159		186,455	SEK	1,832	227,393
					220,267,583			203,180,209
					585,506,048			582,693,952

USD: US dollar. EUR: Euro.

SEK: Swedish Crown.

(1)	At the exchange rate prevailing as of December 31, 2025, as per Banco de la Nación Argentina.
(2)	At the exchange rate according to Communication “A” 3500 (wholesale) prevailing as of December 31, 2025, as per the Argentine Central Bank.
(3)	At the selling exchange rate for banknotes prevailing as of December 31, 2025 as per the Argentine Central Bank.
(4)	At the selling exchange rate for foreign currency prevailing as of December 31, 2025 as per the Argentine Central Bank.